Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets [Line Items]
Balance			$ 6,477	$ 2,806	$ 2,806	$ 3,111
Additions					4,310
Amortization	$ (208)	$ (256)	(669)	(409)	(639)	(305)
Impairment	0	$ 0	(653)	0
Balance	5,155		5,155		6,477	2,806
Gross asset value	7,513		7,513		8,760
Accumulated Amortization	(2,358)		(2,358)		(2,283)
Balance	5,155		5,155		6,477
Bertilimumab iCo [Member]
Intangible Assets [Line Items]
Balance			1,419	1,586	1,586	1,753
Additions					0
Amortization			(126)		(167)	(167)
Impairment			0
Balance	1,293		1,293		1,419	1,586
Gross asset value	2,509		2,509		2,509
Accumulated Amortization	(1,216)		(1,216)		(1,090)
Balance	1,293		1,293		1,419
NanomAbs Yissum [Member]
Intangible Assets [Line Items]
Balance			383	429	429	475
Additions					0
Amortization			(36)		(46)	(46)
Impairment			0
Balance	347		347		383	429
Gross asset value	694		694		694
Accumulated Amortization	(347)		(347)		(311)
Balance	347		347		383
Human Antibodies Kadouche [Member]
Intangible Assets [Line Items]
Balance			381	428	428	475
Additions					0
Amortization			(23)		(47)	(47)
Impairment			(358)
Balance	0		0		381	428
Gross asset value	0		0		700
Accumulated Amortization	0		0		(319)
Balance	0		0		381
Anti-ferritin Antibody Mablife [Member]
Intangible Assets [Line Items]
Balance			318	363	363	408
Additions					0
Amortization			(23)		(45)	(45)
Impairment			(295)
Balance	0		0		318	363
Gross asset value	0		0		547
Accumulated Amortization	0		0		(229)
Balance	0		0		318
Ceplene Acquisition Intangibles [Member]
Intangible Assets [Line Items]
Balance			3,976	$ 0	0	0
Additions					4,310
Amortization			(461)		(334)	0
Impairment			0
Balance	3,515		3,515		3,976	$ 0
Gross asset value	4,310		4,310		4,310
Accumulated Amortization	(795)		(795)		(334)
Balance	$ 3,515		$ 3,515		$ 3,976